Vessels in Operation, less Accumulated Depreciation - Schedule of Variations in Net Book Value of Vessels, Including Drydocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Opening balance	$ 836,537	$ 817,875
Additions in the period	109,055	59,721
Depreciation expense	(44,829)	(41,059)
Vessel impairment	(44,700)
Disposals	(9,124)
Closing balance	$ 846,939	$ 836,537